Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
9.	LEASES

The leases of the Company were classified as operating leases mainly for offices and staff dormitories.

Rent expense is recognized on a straight-line basis over the lease term. The discount rate was set with reference to the loan prime rate published by the Bank of China.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2022	2023
Right-of-use assets	$3,019	$1,874
Operating lease liabilities – current	$1,266	$1,257
Operating lease liabilities – non-current	1,789	683
Total operating lease liabilities	$3,055	$1,940

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2023 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.42
Weighted average discount rate	4.69%

During the years ended December 31, 2021, 2022 and 2023, the Group incurred total operating lease expenses of $1,446, $1,348 and $1,538, respectively.

The following is a schedule of future minimum payments under our operating leases as of December 31, 2023:

For the fiscal years ended December,	Amounts
2024	$1,319
2025	504
2026	81
2027	78
2028	51
Thereafter	—
Total lease payments	2,033
Less: imputed interest	(93)
Total operating lease liabilities, net of interest	$1,940